Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.20269%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,247,825.15

Principal:
Principal Collections	$18,962,201.20
Prepayments in Full	$9,955,881.00
Liquidation Proceeds	$427,121.99
Recoveries	$73,159.74
Sub Total	$29,418,363.93
Collections	$30,666,189.08

Purchase Amounts:
Purchase Amounts Related to Principal	$262,259.92
Purchase Amounts Related to Interest	$1,158.85
Sub Total	$263,418.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,929,607.85

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,929,607.85
Servicing Fee	$531,265.52	$531,265.52	$0.00	$0.00	$30,398,342.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,398,342.33
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,398,342.33
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,398,342.33
Interest - Class A-3 Notes	$380,937.33	$380,937.33	$0.00	$0.00	$30,017,405.00
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$29,875,573.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,875,573.33
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$29,818,598.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,818,598.66
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$29,776,219.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,776,219.08
Regular Principal Payment	$27,260,734.53	$27,260,734.53	$0.00	$0.00	$2,515,484.55
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,515,484.55
Residual Released to Depositor	$0.00	$2,515,484.55	$0.00	$0.00	$0.00
Total		$30,929,607.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,260,734.53
Total					$27,260,734.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,260,734.53	$72.21	$380,937.33	$1.01	$27,641,671.86	$73.22
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$27,260,734.53	$20.69	$622,123.25	$0.47	$27,882,857.78	$21.16

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$374,692,455.31	0.9925628	$347,431,720.78	0.9203489
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$562,132,455.31	0.4267178	$534,871,720.78	0.4060240

Pool Information
Weighted Average APR	2.316%	2.306%
Weighted Average Remaining Term	38.41	37.57
Number of Receivables Outstanding	37,277	36,426
Pool Balance	$637,518,624.89	$607,511,883.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$590,892,017.05	$563,181,181.40
Pool Factor	0.4458178	0.4248340

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$9,112,678.25
Yield Supplement Overcollateralization Amount	$44,330,702.26
Targeted Overcollateralization Amount	$72,640,162.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,640,162.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$399,277.12
(Recoveries)		105	$73,159.74
Net Loss for Current Collection Period			$326,117.38
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6139%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4567%
Second Prior Collection Period			0.5486%
Prior Collection Period			0.5846%
Current Collection Period			0.6286%
Four Month Average (Current and Prior Three Collection Periods)			0.5546%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,094	$8,802,459.99
(Cumulative Recoveries)			$883,881.30
Cumulative Net Loss for All Collection Periods			$7,918,578.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5537%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,203.66
Average Net Loss for Receivables that have experienced a Realized Loss			$3,781.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.25%	369	$7,585,320.22
61-90 Days Delinquent	0.14%	39	$872,444.64
91-120 Days Delinquent	0.02%	7	$142,036.50
Over 120 Days Delinquent	0.07%	18	$399,464.49
Total Delinquent Receivables	1.48%	433	$8,999,265.85

Repossession Inventory:
Repossessed in the Current Collection Period		25	$551,530.12
Total Repossessed Inventory		34	$736,635.39

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1811%
Prior Collection Period			0.1663%
Current Collection Period			0.1757%
Three Month Average			0.1744%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2327%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer